Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 472,683	$ 457,266	$ 440,718	$ 429,126	$ 463,391	$ 464,031	$ 459,476	$ 450,234	$ 1,799,793	$ 1,837,132	$ 1,807,977
Operating income	90,561	91,400	87,546	81,225	93,671	99,357	98,984	90,992	350,732	383,004	326,097
Net income (loss)	21,603	28,089	37,999	34,030	44,903	37,232	27,473	29,376	121,721	138,984	102,582
Net income attributable to HSS	$ 20,843	$ 27,565	$ 37,688	$ 33,919	$ 44,292	$ 37,023	$ 27,045	$ 29,007	$ 120,015	$ 137,367	$ 101,193